SUPPLEMENTARY CASH FLOW DISCLOSURES (Tables)	12 Months Ended
Jan. 31, 2019
Supplementary Cash Flow Disclosures
Schedule of non-cash working capital

	2019	2018	2017

Amounts receivable	$80,896	$7,473	$(806)
Prepaid expenses	(1,729)	(19,060)	688
Accounts payable and accrued liabilities	5,543	(28,621)	31,541
Amounts payable to related parties	(8,398)	(73,539)	12,901
	$76,312	$(113,747)	$44,324

Schedule of supplementary cash flow disclosures
Supplementary Cash Flow Disclosures:
Cash paid during the year for:
Interest expense	$-	$-	$-
Income taxes	$81,238	$-	$-